Commitments and Contingencies (Details) $ in Thousands		6 Months Ended
	May 26, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Future Minimum Contractual Charter Revenue [Abstract]
2021		$ 49,209
2022		43,816
2023		14,279
2024		2,105
Total		$ 109,409
Office Lease [Abstract]
Lease term of new office spaces		5 years
Renewal term of new office spaces		5 years
Monthly rent		$ 15	€ 13,000
Exchange rate		1.1198
Annual percentage inflation adjustment		1.00%
Rent expense		$ 80		$ 88
Office Rental Obligations [Abstract]
2021		164
2022		180
2023		144
Total		488
Less: imputed interest		107
Present value of lease liabilities		381
Lease liabilities, current		136			$ 108
Lease liabilities, non-current		245			318
Advances for Vessels Acquisitions and Other Costs [Abstract]
Advances for vessels acquisitions and other costs		$ 1,140			$ 0
Minimum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements		10 months
Renewal term of time charter agreements		11 months
Maximum [Member]
Commitments and Contingencies [Abstract]
Term of time charter agreements		60 months
Renewal term of time charter agreements		27 months
Capesize Vessel [Member]
Advances for Vessels Acquisitions and Other Costs [Abstract]
Purchase price	$ 11,400
Advances for vessels acquisitions and other costs		$ 1,140